Related Party Transactions (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Related Party Transactions [Abstract]
Proceed joint venture percentage	50.00%
Received reimbursement
Owed to the Company	$ 136,002	$ 46,988
SciSparc Ltd [Member]
Related Party Transactions [Abstract]
Proceed joint venture percentage	50.00%
Received reimbursement	$ 131,409	$ 194,205